Federated Hermes Prime Cash Obligations Fund Average Annual Total Returns - Automated Shares [Member] - AS	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.00%	2.30%	1.66%
Performance Inception Date			Jun. 02, 2015